Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue Abstract
Schedule of revenue classified by type of good or service

Revenue classified by type of good or service is as follows :

	2023	2022
	US$	US$
Revenue from:
- Sales of circular products	2,305,646	2,746,097
- Waste disposal services	3,858,527	2,245,937
	6,164,173	4,992,034